Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net (Details) [Line Items]
Capital lease obligations, aggregate amount					$ 16,622	$ 16,278
Accumulated depreciation	$ (471,422)		$ (471,422)		(386,729)	(307,189)
Depreciation and amortization expense	900	$ 1,300	3,200	$ 4,200	5,502	6,037
Aggregate cost basis	$ 900		900		7,000
Accumulated depreciation			$ 400		4,300
Property and Equipment [Member]
Property and Equipment, Net (Details) [Line Items]
Accumulated depreciation					$ 13,938	$ 11,673